Employee Compensation and Benefits (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Service costs	$ 112	$ 83	$ 338	$ 255
Interest costs	24	13	74	39
Amortization of net actuarial loss	21	15	64	47
Net defined benefit plan costs	$ 157	$ 111	$ 476	$ 341